Finance income (costs) (Tables)	12 Months Ended
Jun. 30, 2025
Finance income (costs)
Schedule of Finance income (costs)
	2025	2024	2023

Finance income
Interest from cash equivalents	27,856	22,388	8,241
Interest arising from revenue contracts	292,087	360,776	250,337
Interest from tax benefit (see note 24)	2,295	18,902	27,153
Other	1,403	—	2,196

Total	323,641	402,066	287,927

Finance costs
Interest on borrowings	(178,263)	(226,755)	(288,810)
Interest on Agribusiness Receivables Certificates	(59,134)	(28,535)	—
Interest on payables for the acquisitions of subsidiary	(4,475)	(15,361)	(5,916)
Interest on Obligations to FIAGRO and others quota holders	(127,435)	(76,698)	(30,747)
Interest on leases	(17,691)	(20,268)	(16,977)
Financial interest on related parties transactions	(157,036)	—	—
Interest on trade payables	(644,753)	(675,706)	(502,434)
Other	(72,964)	(79,843)	(30,076)

Total	(1,261,751)	(1,123,166)	(874,960)

Other Financial Income (Cost)
Loss on fair value of commodity forward contracts	(78,013)	(111,081)	(98,674)
Gain on changes in fair value of derivative instruments	—	35,470	79,375
Loss on changes in fair value of derivative instruments	(48,400)	—	—
Foreign exchange differences on cash equivalents	(4,811)	10,034	(28,605)
Foreign exchange differences on trade receivables and trade payables, net	14,062	(32,642)	5,867
Foreign exchange differences on borrowings	(5,714)	(17,239)	7,507
Gain on changes in fair value of warrants	20,469	14,024	3,756

Total	(102,407)	(101,434)	(30,774)

Finance income (costs)	(1,040,517)	(822,534)	(617,807)